Document and Entity Information	Feb. 03, 2021
Cover [Abstract]
Entity Incorporation State Country Code	MD
Amendment Flag	false
Entity Central Index Key	0000922864
Document Type	8-K
Document Period End Date	Feb. 03, 2021
Entity Registrant Name	APARTMENT INVESTMENT AND MANAGEMENT COMPANY
Entity File Number	1-13232
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1450
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(303)
Local Phone Number	224-7900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Apartment Investment and Management Company Class A Common Stock
Trading Symbol	AIV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false